BALANCES AND TRANSACTIONS WITH RELATED PARTIES - Balance Sheet (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cash and cash equivalents	R$ 46,755	R$ 9,523
Accounts receivable, net	148,814	201,021
Other assets	120,776	166,733
Other current assets	114,715	164,249
Other noncurrent assets	6,061	2,484
Trade accounts payable and other payables	383,512	350,844
Other liabilities	31,716	125,987
Other liabilities, current	22,220	124,749
Other liabilities, non-current	9,496	1,238
Parent
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable, net	9,300	1,023
Other assets	100,227	135,690
Trade accounts payable and other payables	687	7,947
Other liabilities	23,294	114,950
SP Telecomunicacoes Participacoes
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable, net		531
Other assets	10,083	46
Trade accounts payable and other payables		6,656
Other liabilities	21,901	15,000
Telefonica LatinoAmerica Holding
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Other assets	60,387	135,486
Trade accounts payable and other payables		86
Telefonica
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable, net	9,300	492
Other assets	29,757	158
Trade accounts payable and other payables	687	1,205
Other liabilities	1,393	99,950
Other Group companies
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cash and cash equivalents	46,755	9,523
Accounts receivable, net	139,514	199,998
Other assets	20,549	31,043
Trade accounts payable and other payables	382,825	342,897
Other liabilities	8,422	11,037
Colombia Telecomunicaciones ESP
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable, net	1,334	1,210
Other assets	520	4,505
Media Networks Brasil Solucoes Digitals
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable, net	903	1,017
Other assets	4,051	2,106
Trade accounts payable and other payables	44,693	33,751
Other liabilities	318	318
T.O2 Germany GMBH CO. OHG
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable, net	20,877	22,315
Trade accounts payable and other payables	5,706	5,477
Telefonica Venezolana
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable, net	5,926	6,067
Other assets	2,196
Trade accounts payable and other payables	5,410	5,240
Telefonica Digital Espana
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable, net	197	1,929
Other assets	294
Trade accounts payable and other payables	43,340	46,645
Telefonica Factoring do Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable, net	6,360	12,337
Other assets	133	93
Other liabilities	2,770	146
Telefonica Global Technology
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Other assets		13,600
Trade accounts payable and other payables	28,750	15,671
Telefonica Inteligencia e Seguranca Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable, net	800	271
Other assets	986	1,013
Trade accounts payable and other payables	52,184	15,336
Other liabilities	27	27
Telefonica International Wholesale Services Espanha
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable, net	46,537	69,087
Trade accounts payable and other payables	26,097	44,240
Other liabilities		8
Telefonica Servicos de Ensino
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable, net	286	175
Trade accounts payable and other payables	22,518	37,931
Telefonica Moviles Argentina
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable, net	5,074	7,194
Trade accounts payable and other payables	4,160	3,865
Telefonica Moviles Del Espanha
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable, net	7,576	8,918
Trade accounts payable and other payables	5,233	3,589
Telefonica USA
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable, net	9,005	7,157
Trade accounts payable and other payables	4,411	7,425
Other liabilities	200	171
Telfisa Global BV
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cash and cash equivalents	46,755	9,523
Telxius Cable Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable, net	11,628	28,981
Other assets	5,295	819
Trade accounts payable and other payables	39,662	44,037
Other liabilities	2,067	2,068
Telxius Torres Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable, net	6,776	14,666
Other assets	4,268	5,106
Trade accounts payable and other payables	38,735	37,718
Other liabilities	1,926	7,757
Terra Networks Chile, Terra Networks Mexico, Terra Networks Peru e Terra Networks Argentina and Terra Networks Colombia
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable, net	5,341	7,822
Trade accounts payable and other payables	1,766	907
Colombia Telecomunicaciones S.A. ESP
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade accounts payable and other payables	1,056	471
Fundacao Telefonica
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Other liabilities	82	137
Media Networks Latina America SAC
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade accounts payable and other payables	10,212	4,248
Telefonica Compras Electronicas
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade accounts payable and other payables	32,582	24,311
Other
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable, net	10,894	10,852
Other assets	2,806	3,801
Trade accounts payable and other payables	16,310	12,035
Other liabilities	R$ 1,032	R$ 405